UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
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Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
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Form 13F File Number: 28-13768
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                02/11/2011
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  55
                                         ---------------
Form 13F Information Table Value Total:  $83,725
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
12/31/2010
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Inc new                  COMMON STOCK   00206r102     1329.5919          45255         Sole         44,330             925
Abbott Labs                      COMMON STOCK   002824100     232.55514           4854         Sole          4,854
Aeropostale Inc                  COMMON STOCK   007865108     929.96288          37742         Sole         36,355            1387
Apache Corp                      COMMON STOCK   037411105    1689.36987          14169         Sole         13,794             375
Apollo Investment Corporation    COMMON STOCK   03761u106    1718.09721         155203         Sole        151,553            3650
Archer Daniels Midland           COMMON STOCK   039483102      603.2544          20055         Sole         19,480             575
Bank of New York Mellon Corp     COMMON STOCK   064058100      1472.552          48760         Sole         47,460            1300
Barrick Gold Corp                COMMON STOCK   067901108    2143.89852          40314         Sole         39,414             900
Chevron Corp                     COMMON STOCK   166764100     661.83625           7253         Sole          7,253
Cimarex Energy Co                COMMON STOCK   171798101    2090.99007          23619         Sole         22,994             625
Cisco Systems                    COMMON STOCK   17275R102     511.23233          25271         Sole         24,691             580
Covidien Ltd                     COMMON STOCK   G2554F105     853.88766          18701         Sole         18,181             520
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1683.42584          22648         Sole         22,073             575
Disney                           COMMON STOCK   254687106    1293.56986          34486         Sole         33,486            1000
EOG Resources Inc                COMMON STOCK   26875p101    1468.41024          16064         Sole         15,714             350
Equity Residential               COMMON STOCK   29476L107      272.7375           5250         Sole          5,250
Exxon Mobil Corp                 COMMON STOCK   30231G102    2524.17552          34521         Sole         33,606             915
Fushi Copperweld, Inc.           COMMON STOCK   36113E107       302.586          34075         Sole         32,750            1325
General Electric Co              COMMON STOCK   369604103    1834.94425         100325         Sole         97,500            2825
Google Inc CL A                  COMMON STOCK   38259P508    1035.88368           1744         Sole          1,684              60
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     809.64752          15863         Sole         15,462             401
Humana Inc                       COMMON STOCK   444859102       405.076           7400         Sole          7,150             250
International Business Machine   COMMON STOCK   459200101      1177.749           8025         Sole          7,850             175
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457     3818.1507          45465         Sole         45,365             100
iShares Barclays Aggregate Bon   COMMON STOCK   464287226       1421.28          13440         Sole         13,440
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    1947.97648     18117.3408         Sole         18,077              40
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465     866.77936          14888         Sole         10,163            4725
iShares Russell 3000 Value       COMMON STOCK   464287663     351.65625           4125         Sole          4,125
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    7893.42184         165682         Sole        165,682
J P Morgan Chase & Co            COMMON STOCK   46625H100    1274.80584          30052         Sole         29,262             790
Johnson & Johnson                COMMON STOCK   478160104    1435.72405          23213         Sole         22,638             575
Layne Christensen Company        COMMON STOCK   521050104     737.93038          21439         Sole         20,764             675
MasterCard Inc                   COMMON STOCK   57636Q104     588.73697           2627         Sole          2,547              80
McDonalds Corp                   COMMON STOCK   580135101     1869.4898          24355         Sole         23,830             525
Microchip Technology Inc         COMMON STOCK   595017104     1490.5297          43570         Sole         42,370            1200
Molex Incorporated               COMMON STOCK   608554101     1106.5776          48705         Sole         47,105            1600
Morgan Stanley                   COMMON STOCK   617446448    1101.92337          40497         Sole         39,647             850
National Fuel Gas                COMMON STOCK   636180101      225.0766           3430         Sole          3,430
NextEra Energy Inc               COMMON STOCK   65339f101    1475.11227          28373         Sole         27,673             700
Novartis AG ADS                  COMMON STOCK   66987v109    1572.84495          26681         Sole         25,881             800
PepsiCo Inc                      COMMON STOCK   713448108     983.41249          15053         Sole         14,703             350
Procter & Gamble Co              COMMON STOCK   742718109     416.34376           6472         Sole          6,472
Rayonier Inc                     COMMON STOCK   754907103      398.1016           7580         Sole          7,580
Rockwell Collins                 COMMON STOCK   774341101     984.76878          16903         Sole         16,403             500
S & P Depository Receipts SPDR   COMMON STOCK   78462f103    2451.49625          19495         Sole         18,740             755
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503     3357.2672          76580         Sole         74,870            1710
SPDR Gold Trust                  COMMON STOCK   78463V107      9495.384          68450         Sole         67,250            1200
Templeton Global Income Fund     COMMON STOCK   880198106      192.8354          18022         Sole         18,022
Terex Corp New                   COMMON STOCK   880779103     1594.5248          51370         Sole         50,345            1025
Teva Pharmaceutical              COMMON STOCK   881624209     1067.1011          20470         Sole         19,815             655
Time Warner Cable Inc            COMMON STOCK   88732J207     968.99025          14675         Sole         14,300             375
Tyco Electronics Ltd             COMMON STOCK   H8912P106     1433.9478          40507         Sole         39,442            1065
Vodafone Group PLC               COMMON STOCK   92857w209    1274.22292          48193         Sole         46,693            1500
Wal-Mart Stores                  COMMON STOCK   931142103    1346.73996          24972         Sole         24,222             750
WisdomTree China Yuan Fd         COMMON STOCK   97717W182    1535.95054          60542         Sole         58,977            1565
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                                                            83724.53665    1765540.341                   1,722,717            6935